EQUITY	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
EQUITY
NOTE 10 – EQUITY
TIP Inc. Capital Structure
TIP Inc.’s authorized share structure consists of two classes of shares, namely Common Shares and one special voting share (the “Special Voting Share”) as follows:
TIP Inc. Common Shares:
TIP Inc. is authorized to issue an unlimited number of Common Shares with no par value. As of December 31, 2020, TIP Inc. had 59,126,613 Common Shares outstanding, reflecting an increase of 674,682 Common Shares issued during the year ended December 31, 2020 as a result of the issuances of Common Shares in January, March and July 2020 for vested RSUs. Holders of Common Shares are entitled to one vote for each share held on matters submitted to a vote of shareholders. Holders of Common Shares and the Special Voting Share, described below, vote together as a single class, except as provided in the
Business Corporation Act
(British Columbia), by law or by stock exchange rules.
Holders of Common Shares are entitled to receive dividends as and when declared by the board of directors of TIP Inc. In 2020, the board of directors determined that it was in the best interests of TIP Inc. not to pay a dividend in 2020. In the event of the dissolution, liquidation or winding-up
of TIP Inc., whether voluntary or involuntary, or any other distribution of the assets of TIP Inc. among its shareholders for the purpose of winding up its affairs, the holders of Common Shares shall be entitled to receive the remaining property and assets of TIP Inc. after satisfaction of all liabilities and obligations to creditors of TIP Inc. and after $1.00 Canadian dollar (“C$”) is distributed to the holder of the Special Voting Share.
As of December 31, 2020, TIP Inc. holds a 69.1% economic ownership interest in Trilogy LLC through its wholly owned subsidiary, Trilogy International Partners Intermediate Holdings Inc. (“Trilogy Intermediate Holdings”). The 0.2% increase in TIP Inc.’s economic ownership interest in Trilogy LLC during the year ended December 31, 2020 is primarily attributable to the issuance of Common Shares in January, March and July 2020 for vested RSUs.
Forfeitable Founders Shares:
At December 31, 2020, the Company had 1,675,336 Common Shares (“Forfeitable Founders Shares”) issued and outstanding that are subject to forfeiture on February 7, 2022, unless the closing price of Common Shares exceeds C$13.00 (as adjusted for stock splits or combinations, stock dividends, reorganizations, or recapitalizations) for any 20 trading days within a 30 trading-day
period.
Special Voting Share of TIP Inc.:
TIP Inc. has one issued and outstanding Special Voting Share held by a trustee. Holders of Class C Units, as described below, are entitled to exercise voting rights in TIP Inc. through the Special Voting Share on a basis of one vote per Class C Unit held. At such time as there are no Class C Units outstanding, the Special Voting Share shall be redeemed and cancelled for C$1.00 to be paid to the holder thereof.
The holder of the Special Voting Share is not entitled to receive dividends. In the event of the dissolution, liquidation or winding-up
of TIP Inc., whether voluntary or involuntary, the holder of the Special Voting Share is entitled to receive C$1.00 after satisfaction of all liabilities and obligations to creditors of TIP Inc. but before the distribution of the remaining property and assets of TIP Inc. to the holders of Common Shares.
Warrants:
At December 31, 2020, TIP Inc. had 13,402,685 warrants outstanding. Each warrant entitles the holder to purchase one Common Share at an exercise price of C$11.50, subject to normal anti-dilution adjustments. The warrants expire on February 7, 2022.
As of February 7, 2017, the date of consummation of the Arrangement, TIP Inc.’s issued and outstanding warrants were reclassified from equity to liability, as the warrants are written options that are not indexed to Common Shares. The fair value of the warrants is based on the number of warrants and the closing quoted public market prices of the warrants. The offsetting impact is reflected in Accumulated deficit as a result of the reduction of Additional paid in capital to zero with the allocation of opening equity due to the Arrangement. The warrant liability is recorded in Other current liabilities and accrued expenses in the Consolidated Balance Sheets. The amount of the warrant liability was $0.2 million and $0.1 million as of December 31, 2020 and 2019, respectively. The warrant liability is marked-to-market
each reporting period with the changes in fair value recorded as a gain or loss in the Consolidated Statements of Operations and Comprehensive Income (Loss). The Company will continue to classify the fair value of the warrants as a liability until the warrants are exercised or expire.
Dividend Paid:
No dividends were paid in 2020. In 2019 and 2018, TIP Inc. paid dividends of C$0.02 per Common Share. The dividend paid in May 2019 was declared on April 2, 2019 and paid to holders of Common Shares of record as of April 16, 2019. The dividend paid in 2018 was declared on April 2, 2018 and paid to common shareholders of record as of April 16, 2018. Eligible Canadian holders of Common Shares who participated in the Company’s dividend reinvestment plan had the right to acquire additional Common Shares at 95% of the volume-weighted average price of the Common Shares on the Toronto Stock Exchange for the five trading days immediately preceding the dividend payment date, by reinvesting their cash dividends, net of applicable taxes. As a result of shareholder participation in the dividend reinvestment plan, 72,557 and 34,734 Common Shares were issued in 2019 and 2018, respectively. A total cash dividend of $0.8 million and $0.7 million was paid to shareholders that did not participate in the dividend reinvestment plan in 2019 and 2018, respectively, and the cash payment was recorded as financing activities in the Consolidated Statements of Cash Flows for the year ended December 31, 2019 and 2018, respectively.
Concurrently with the issuance of the TIP Inc. dividend, in accordance with the Trilogy LLC amended and restated Limited Liability Company Agreement (the “Trilogy LLC Agreement”), a dividend in the form of 259,760 and 137,256 additional Class C Units was issued on equitably equivalent terms to the holders of the Class C Units in 2019 and 2018, respectively.
Trilogy LLC Capital Structure
The equity interests in Trilogy LLC consist of three classes of units as follows:
Class A Units:
The Class A Units of Trilogy LLC (“Class A Units”) possess all the voting rights under the Trilogy LLC Agreement, but have only nominal economic value and no right to participate in the appreciation of the economic value of Trilogy LLC. All of the Class A Units are indirectly held by TIP Inc., through a wholly owned subsidiary, Trilogy International Partners Holdings (US) Inc. (“Trilogy Holdings”). Trilogy Holdings, the managing member of Trilogy LLC, acting through its TIP Inc. appointed directors, has full and complete authority, power and discretion to manage and control the business, affairs and properties of Trilogy LLC, subject to applicable law and restrictions per the Trilogy LLC Agreement. As of December 31, 2020, there were 157,682,319 Class A Units outstanding.
Class B Units:
TIP Inc. indirectly holds the Class B Units of Trilogy LLC (the “Class B Units”) through Trilogy Intermediate Holdings. The Class B Units represent TIP Inc.’s indirect economic interest in Trilogy LLC under the Trilogy LLC Agreement and are required at all times to be equal to the number of outstanding Common Shares. As of December 31, 2020 and December 31, 2019, there were 59,126,613 and 58,451,931 Class B Units outstanding, respectively, reflecting an increase of 674,682 and 738,095 Class B Units issued during the year ended December 31, 2020 and December 31, 2019, respectively. The increase in 2020 was primarily attributable to vested RSUs, and the increase in 2019 was as a result of Class C Unit redemptions for Common Shares, the issuance of Common Shares for vested RSUs and issuances pursuant to TIP Inc.’s dividend reinvestment plan. The economic interests of the Class B Units are pro rata with the Class C Units.

Class C Units:
The Class C Units are held by persons who were members of Trilogy LLC immediately prior to consummation of the Arrangement. The economic interests of the Class C Units are pro rata with the Class B Units. Holders of Class C Units have the right to require Trilogy LLC to redeem any or all Class C Units held by such holder for either Common Shares or a cash amount equal to the fair market value of such Common Shares, the form of consideration to be determined by Trilogy LLC. As of December 31, 2020, redemptions have been settled primarily in the form of Common Shares. Class C Units have voting rights in TIP Inc. through the Special Voting Share on a basis of one vote per Class C Unit held. As of December 31, 2020 and December 31, 2019, there were 26,426,191 and 26,381,206 Class C Units outstanding, respectively, reflecting an increase of 44,985 and 37,298 Class C Units outstanding in 2020 and 2019, respectively. The increase in 2020 was primarily attributable to vested Restricted Class C Units, and the increase in 2019 was primarily attributable to the issuance of Class C Units in May 2019 pursuant to a dividend declared and paid to holders of Class C Units, partially offset by redemptions of Class C Units. Additionally, there were 48,033 and 96,065 remaining unvested Restricted Class C Units as of December 31, 2020 and December 31, 2019, respectively, which were originally granted to an employee on December 31, 2016. These Restricted Class C Units vest over a four-year period, with one-fourth
of the award vesting on the day following each anniversary date of the award based on the employee’s continued service. There are no voting rights or right to receive distributions prior to vesting for these unvested Class C Units.